Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 50,660	¥ 54,764	¥ 64,181
Interest income on impaired loans		769	624	1,533
Interest on impaired loans collected in cash		719	499	1,444
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	20,601	17,799	15,166
Interest income on impaired loans		392	402	316
Interest on impaired loans collected in cash		356	300	277
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,099	4,143	4,261
Interest income on impaired loans		133	191	146
Interest on impaired loans collected in cash		129	121	130
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,020	4,081	4,113
Interest income on impaired loans		59	60	67
Interest on impaired loans collected in cash		52	52	58
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	12,482	9,575	6,792
Interest income on impaired loans		200	151	103
Interest on impaired loans collected in cash		175	127	89
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	25,381	30,661	39,667
Interest income on impaired loans		289	204	626
Interest on impaired loans collected in cash		276	196	576
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	247	210	1,224
Interest income on impaired loans		7	8	6
Interest on impaired loans collected in cash		7	8	6
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	2,851	4,972	5,679
Interest income on impaired loans		0	6	66
Interest on impaired loans collected in cash		0	6	66
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	2,482	5,657	7,720
Interest income on impaired loans		38	53	189
Interest on impaired loans collected in cash		38	52	177
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	1,530	1,667	2,134
Interest income on impaired loans		41	44	76
Interest on impaired loans collected in cash		34	43	76
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	18,271	18,155	22,910
Interest income on impaired loans		203	93	289
Interest on impaired loans collected in cash		197	87	251
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,678	6,304	9,348
Interest income on impaired loans		88	18	591
Interest on impaired loans collected in cash		¥ 87	¥ 3	¥ 591

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.